Goodwill and Impairment Review of Goodwill - Additional Information (Detail) - CAD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss recognised in profit or loss, goodwill	$ 0	$ 0
United States [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Tax rate effect of impairment of goodwill			9.40%	9.60%
Rest Of World [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Tax rate effect of impairment of goodwill			12.60%	12.80%
Earnings before finance costs and tax			$ 91,000
Impact on value in use			$ 118,600
Canada [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Tax rate effect of impairment of goodwill			10.70%	10.90%
Earnings before finance costs and tax			$ 17,100
Impact on value in use			$ 21,100